Taxes (Details) - Schedule of deferred tax assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule of deferred tax assets [Abstract]
Net operating loss carryforward	$ 2,618,287	$ 959,537
Inventory reserve	351,397	90,128
Allowance for doubtful accounts	246,647	114,377
Valuation allowance on net operating loss	(2,554,639)	(890,517)
Total	$ 661,692	$ 273,525